September 18, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

Attention: Division of Investment Management

RE:	Talcott Resolution Life Insurance Company Separate Account Eleven (“Registrant”)
	333-72042	HV-3574 - PremierSolutions Standard
	333-72042	HV-5244 - PremierSolutions Standard (Series II)
	333-72042	HV-5795 - PremierSolutions Standard (Series A)
	333-72042	HV-6775 - PremierSolutions Cornerstone (Series II)
	333-72042	HV-6779 - PremierSolutions Standard (Series A-II)

	333-151805	HV-6776 - Premier InnovationsSM
	333-151805	HV-6777 - Hartford 403(b) Cornerstone Innovations
	333-151805	HV-6778 - Premier InnovationsSM (Series II)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.

The Supplements to the Prospectuses and Statements of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.	The text of the Registrant’s most recent post-effective amendment was filed electronically with the Securities and Exchange Commission on September 16, 2019.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 562-7138.

Very truly yours,

/s/ Sadie R. Gordon
Sadie R. Gordon, Lead Counsel, Registered Retirement Products & Mutual Funds Massachusetts Mutual Life Insurance Company, Administrator and exclusive agent of Talcott Resolution Life Insurance Company